Condensed Consolidated Statements of Mezzanine Equity and Stockholders’ Equity - USD ($)	Preferred Stock Series C	Preferred Stock Series B	Preferred Stock Series X	Common Stock Subject to Possible Redemption	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Balances at Sep. 30, 2023			$ 5		$ 4,551	$ 417,398	$ (81,118)	$ 340,836
Balances (in Shares) at Sep. 30, 2023			5,000		4,550,500
Contributions						192,435		192,435
Net income							950,420	950,420
Balances at Sep. 30, 2024			$ 5		$ 5,092	308,713	869,302	1,183,112
Balances (in Shares) at Sep. 30, 2024			5,000		5,091,391
Shares issued for services					$ 541	140,091		140,632
Shares issued for services (in shares)					540,891
Distributions						(441,211)		(441,211)
Contributions						10,000		10,000
Net income							113,335	113,335
Balances at Dec. 31, 2024			$ 5		$ 5,092	318,713	982,637	1,306,447
Balances (in Shares) at Dec. 31, 2024			5,000		5,091,391
Balances at Sep. 30, 2024			$ 5		$ 5,092	308,713	869,302	1,183,112
Balances (in Shares) at Sep. 30, 2024			5,000		5,091,391
Net income								141,188
Balances at Mar. 31, 2025			$ 5	$ 20,000	$ 5,092	324,713	1,010,490	1,340,300
Balances (in Shares) at Mar. 31, 2025			5,000	10,000	5,091,391
Balances at Sep. 30, 2024			$ 5		$ 5,092	308,713	869,302	1,183,112
Balances (in Shares) at Sep. 30, 2024			5,000		5,091,391
Contributions						36,000		36,000
Issuance of Series C preferred stock		$ 200				799,800		800,000
Issuance of Series C preferred stock (in Shares)		200,000
Net income							(102,195)	(102,195)
Balances at Sep. 30, 2025		$ 200	$ 5	$ 120,000	$ 5,092	1,144,513	767,107	$ 1,916,917
Balances (in Shares) at Sep. 30, 2025		200,000	5,000	60,000	5,091,391
Shares issued for services (in shares)
Distributions
Shares issued pursuant to investment in joint venture				$ 120,000
Shares issued pursuant to investment in joint venture (in shares)				60,000
Balances at Dec. 31, 2024			$ 5		$ 5,092	318,713	982,637	1,306,447
Balances (in Shares) at Dec. 31, 2024			5,000		5,091,391
Contributions						6,000		6,000
Net income							27,853	27,853
Balances at Mar. 31, 2025			$ 5	$ 20,000	$ 5,092	324,713	1,010,490	1,340,300
Balances (in Shares) at Mar. 31, 2025			5,000	10,000	5,091,391
Shares issued pursuant to investment in joint venture				$ 20,000
Shares issued pursuant to investment in joint venture (in shares)				10,000
Balances at Sep. 30, 2025		$ 200	$ 5	$ 120,000	$ 5,092	1,144,513	767,107	1,916,917
Balances (in Shares) at Sep. 30, 2025		200,000	5,000	60,000	5,091,391
Contributions						10,000		10,000
Preferred stock dividends							(25,479)	(25,479)
Net income							94,712	94,712
Balances at Dec. 31, 2025		$ 200	$ 5	$ 120,000	$ 5,092	1,154,513	836,340	1,996,150
Balances (in Shares) at Dec. 31, 2025		200,000	5,000	60,000	5,091,391
Balances at Sep. 30, 2025		$ 200	$ 5	$ 120,000	$ 5,092	1,144,513	767,107	1,916,917
Balances (in Shares) at Sep. 30, 2025		200,000	5,000	60,000	5,091,391
Net income								286,936
Balances at Mar. 31, 2026	$ 2,792,615	$ 200	$ 5	$ 120,000	$ 5,092	1,164,513	973,168	2,142,978
Balances (in Shares) at Mar. 31, 2026	688,250	200,000	5,000	60,000	5,091,391
Balances at Dec. 31, 2025		$ 200	$ 5	$ 120,000	$ 5,092	1,154,513	836,340	1,996,150
Balances (in Shares) at Dec. 31, 2025		200,000	5,000	60,000	5,091,391
Contributions						10,000		10,000
Issuance of Series C preferred stock	$ 2,753,000
Issuance of Series C preferred stock (in Shares)	688,250
Preferred stock dividends							(55,396)	(55,396)
Net income							192,224	192,224
Balances at Mar. 31, 2026	$ 2,792,615	$ 200	$ 5	$ 120,000	$ 5,092	$ 1,164,513	$ 973,168	$ 2,142,978
Balances (in Shares) at Mar. 31, 2026	688,250	200,000	5,000	60,000	5,091,391